Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Composition of Net Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans	$ 219,730	$ 204,316
Deferred loan fees and costs	(867)	(837)
Allowance for loan losses	(1,965)	(1,812)	$ (1,605)
Net Loans	216,898	201,667
Real Estate Portfolio Segment [Member]
Loans	196,095	192,224
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans	6,603	5,681
Allowance for loan losses	(51)	(48)	(41)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	47,361	51,833
Allowance for loan losses	(435)	(540)	(503)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Loans [Member]
Loans	53,964	57,514
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans	23,967	21,715
Allowance for loan losses	(156)	(152)	(103)
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans	103,819	92,234
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	9,998	15,632
Allowance for loan losses	(175)	(136)	(138)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	4,347	5,129
Allowance for loan losses	(21)	(27)	$ (37)
Commercial Portfolio Segment [Member]
Loans	23,616	11,954
Consumer Portfolio Segment [Member]
Loans	$ 19	$ 138